CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Jun. 30, 2013	$ 48,314,627	$ 456	$ 8,852,257	$ 3,219,995	$ 30,518,696	$ 5,723,223
Balance (in shares) at Jun. 30, 2013		4,560,000
Net income (loss) for the year	6,828,308	$ 0	0	0	6,828,308	0
Foreign currency translation adjustment	316,439	0	0	0	0	316,439
Appropriation to statutory reserves	0	0	0	2,976,954	(2,976,954)	0
Balance at Jun. 30, 2014	55,459,374	$ 456	8,852,257	6,196,949	34,370,050	6,039,662
Balance (in shares) at Jun. 30, 2014		4,560,000
Dividends distribution	(35,000,000)	$ 0	0	0	(35,000,000)	0
Reverse acquisition	32,575,750	$ 234	32,575,516	0	0	0
Reverse acquisition (in shares)		2,337,059
Exercise of warrants	182	$ 182	0	0	0	0
Exercise of warrants (in shares)		1,823,935
Net income (loss) for the year	1,406,519	$ 0	0	0	1,406,519	0
Foreign currency translation adjustment	3,966,141	0	0	0	0	3,966,141
Appropriation to statutory reserves	0	0	0	983,551	(983,551)	0
Balance at Jun. 30, 2015	58,407,966	$ 872	41,427,773	7,180,500	(206,982)	10,005,803
Balance (in shares) at Jun. 30, 2015		8,720,994
Exercise of warrants	4,113,036	$ 90	4,112,946	0	0	0
Exercise of warrants (in shares)		897,858
Net income (loss) for the year	(6,755,603)	$ 0	0	0	(6,755,603)	0
Foreign currency translation adjustment	(12,263,307)		0	0	0	(12,263,307)
Balance at Jun. 30, 2016	$ 45,502,092	$ 962	$ 45,540,719	$ 7,180,500	$ (6,962,585)	$ (2,257,504)
Balance (in shares) at Jun. 30, 2016		9,618,852